Note 4 -Business Segments, Sales of Products and Significant Customers - Schedule of Information About Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total sales	$ 720,227	$ 718,905	$ 807,473
Income (loss) from operations	(44,674)	(12,438)	83,420
Capital additions (excluding non-cash items)	223,887	149,378	109,048
Depreciation, depletion and amortization	148,774	143,938	171,793
Other significant non-cash items	42,930	10,716	(6,305)
Identifiable assets	3,011,104	2,927,172	2,728,808
Greens Creek [Member]
Segment Reporting Information [Line Items]
Total sales	384,504	335,062	384,843
Income (loss) from operations	113,551	87,297	164,666
Capital additions (excluding non-cash items)	43,542	36,898	23,883
Depreciation, depletion and amortization	53,995	48,911	48,710
Other significant non-cash items	11,098	2,821	3,653
Identifiable assets	569,369	582,687	589,944
Lucky Friday [Member]
Segment Reporting Information [Line Items]
Total sales	116,284	147,814	131,488
Income (loss) from operations	4,811	27,636	31,683
Capital additions (excluding non-cash items)	65,337	50,992	29,885
Depreciation, depletion and amortization	24,325	33,704	26,846
Other significant non-cash items	(916)	1,138	1,048
Identifiable assets	578,110	571,510	516,545
Keno Hill [Member]
Segment Reporting Information [Line Items]
Total sales	35,518	0	0
Income (loss) from operations	(35,344)	(4,249)	0
Capital additions (excluding non-cash items)	44,672	19,725	0
Depreciation, depletion and amortization	4,277	0	0
Other significant non-cash items	376	1,669	0
Identifiable assets	362,986	276,096	0
Casa Berardi [Member]
Segment Reporting Information [Line Items]
Total sales	177,678	235,136	245,152
Income (loss) from operations	(56,683)	(21,799)	5,807
Capital additions (excluding non-cash items)	70,056	39,667	49,617
Depreciation, depletion and amortization	66,037	60,962	80,744
Other significant non-cash items	13,378	1,520	1,284
Identifiable assets	683,035	681,631	701,868
Other Segments [Member]
Segment Reporting Information [Line Items]
Total sales	6,243	893	45,990
Income (loss) from operations	(71,009)	(101,323)	(118,736)
Capital additions (excluding non-cash items)	280	2,096	5,663
Depreciation, depletion and amortization	140	361	15,493
Other significant non-cash items	18,994	3,568	(12,290)
Identifiable assets	$ 817,604	$ 815,248	$ 920,451